Equity - Capital (Details) - EUR (€)			6 Months Ended
	Jun. 28, 2022	Apr. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Nominal amount			€ 8,397,000,000		€ 8,670,000,000
Number of shares outstanding (in shares)			16,794,401,584		17,340,641,302
Par value per share (in euro per share)			€ 500,000		€ 500,000
Reduction of issued capital			€ 0	€ 0
(-) Own shares
Disclosure of classes of share capital [line items]
Reduction of issued capital	€ 143,154,722.5	€ 129,965,136.5	€ (1,706,000,000)
Redemption of treasury shares (in shares)	286,309,445	259,930,273